RETIREMENT SAVINGS PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 9 — RETIREMENT SAVINGS PLAN

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2012, 2013 and again in 2014, we matched 100%, of the employee’s contribution up to 4% of their earnings. The employer contribution was $8,171 and $12,304 for the three months ending June 30, 2014 and June 30, 2013, respectively, and was $15,494 and $18,097, for the six months ending June 30, 2014 and June 30, 2013, respectively.

NOTE 10 — RETIREMENT SAVINGS PLANS

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2012, its inception year, and again in 2013, we matched 100%, of the employee’s contribution up to 4.0% of their earnings. The employer contribution was $32,790 and $1,654 in 2013 and 2012. There were no discretionary contributions to the plan in 2013 and 2012.